Employee benefit plans - Pension Plan Assets Valued Using Net Asset Value (Details) - NAV - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 382	$ 364
Unfunded commitments	0	49
Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Fair value	147	152
Unfunded commitments	$ 0	$ 0
Redemption frequency	Monthly	Monthly
Venture capital and partnership interests
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 148	$ 128
Unfunded commitments	$ 0	$ 49
Redemption frequency	N/A	N/A
Property funds
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 52	$ 51
Unfunded commitments	$ 0	$ 0
Redemption frequency	Monthly	Monthly
Corporate debt
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 19	$ 20
Unfunded commitments	$ 0	$ 0
Redemption frequency	N/A	N/A
Other contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 16	$ 13
Unfunded commitments	$ 0	$ 0
Redemption frequency	N/A	N/A